CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.6	0.6
Ordinary shares, shares authorized	40,000,000	40,000,000
Ordinary shares, shares issued	11,765,678	10,473,488
Ordinary shares, shares outstanding	11,762,420	10,470,230